INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
At FIFO or average cost (approximates current cost) [Abstract]
Finished goods	$ 777	$ 611
Work in process	239	206
Raw materials and supplies	353	281
Total inventories	1,369	1,098
LIFO Reserve	(590)	(490)
Total inventories	$ 779	$ 608
Inventories valued on the LIFO method (in hundredths)	70.00%	70.00%